Basis of Presentation	12 Months Ended
Dec. 31, 2018
Basis of Presentation
Basis of Presentation

(2)    Basis of Presentation

The Consolidated Financial Statements have been prepared on the basis of the accounting records of Grifols, S.A. and of the Group companies. The Consolidated Financial Statements for 2018 have been prepared under International Financial Reporting Standards as issued by the International Accounting Standard Board (IFRS-IASB)  which for Grifols Group purposes, are identical to the standards as endorsed by the International Financial Reporting Standards as adopted by the European Union (IFRS-EU) to present fairly the consolidated equity and consolidated financial position of Grifols, S.A. and subsidiaries at 31 December 2018, as well as the consolidated results from their operations, consolidated cash flows and consolidated changes in equity for  the year then ended.

The Group adopted IFRS-EU for the first time on 1 January 2004 and has been preparing its Financial statements under International Financial Reporting Standards, as adopted by the European Union (IFRS-EU) as required by capital market regulations governing the presentation of financial statements by companies whose debt or own equity instruments are listed on a regulated market.

The Board of Directors of Grifols, S.A. considers that these consolidated Financial statements of 2018 authorized for issue at their meeting held on 3 April 2019, will be approved by the shareholders without any modifications.

In accordance with the provision of section 357 of the Irish Companies Act 2014, the Company has irrevocably guaranteed all liabilities of an Irish subsidiary undertaking, Grifols Worldwide Operations Limited (Ireland) (see Appendix I), for the financial year ended 31 December 2018 as referred to in subsection 1(b) of that Act, for the purposes of enabling Grifols Worldwide Operations Limited to claim exemption from the requirement to file their own Financial statements in Ireland.

(a)	Relevant accounting estimates, assumptions and judgments used when applying accounting principles

The preparation of the consolidated Financial statements in conformity with IFRS-IASB requires management to make judgments, estimates and assumptions that affect the application of Group accounting policies. The following notes include a summary of the relevant accounting estimates and judgments used to apply accounting policies which have the most significant effect on the amounts recognized in the consolidated Financial statements.

•

Assumptions used to test non-current assets and goodwill for impairment. Relevant cash generating units are tested annually for impairment. These are based on risk-adjusted future cash flows discounted using appropriate interest rates. The key assumptions used are specified in note 7. Assumptions relating to risk-adjusted future cash flows and discount rates are based on business forecasts and are therefore inherently subjective. Future events could cause a change in business forecasts, with a consequent adverse effect on the future results of the Group. To the extent considered a reasonably possible change in key assumptions could result in an impairment of goodwill, a sensitivity analysis has been disclosed to show the effect of changes to these assumptions and the effect of the cash generating unit (CGU) on the recoverable amount.

•	Determination the fair value of assets, liabilities and contingent liabilities related to business combinations. Details of the fair value methods used by the Group are provided in note 3.
•	Evaluation of the capitalization of development costs (see note 4(h)). The key assumption is related to the estimation of sufficient future economic benefits of the projects.
•

Evaluation of provisions and contingencies. Key assumptions relate to the evaluation of the likelihood of an outflow of resources due to a past event, as well as to the evaluation of the best estimate of the likely outcome. These estimates take into account the specific circumstances of each dispute and relevant external advice and therefore are inherently subjective and could change substantially over time as new facts arise and each dispute progresses. Details of the status of various uncertainties involved in significant unresolved disputes are set out in note 29.

•

Evaluation of the recoverability of tax credits, including tax loss carryforwards and rights for deductions. Deferred tax assets are recognized to the extent that future taxable profits will be available against which the temporary differences can be utilized, based on management’s assumptions relating to the amount and timing of future taxable profits (see notes 4(t) and 27).

•	Analysis that the refinancing of debt and bonds does not result in a new financial liability.

No changes have been made to prior year judgments relating to existing uncertainties.

The Group is also exposed to interest rate and currency risks. Refer to sensitivity analysis in note 30.

(b)	Basis of consolidation

Appendix I shows details of the percentages of direct or indirect ownership of subsidiaries by the Company at 31 December 2018, 2017 and 2016, as well as the consolidation method used in each case for preparation of the accompanying consolidated Financial statements.

Subsidiaries in which the Company directly or indirectly owns the majority of equity or voting rights have been fully consolidated. Associates in which the Company owns between 20% and 50% of share capital and over which it has no control but does have significant influence, have been accounted for under the equity method.

Although the Group holds 30% of the shares with voting rights of Grifols Malaysia Sdn Bhd, it controls the majority of the economic and voting rights of Grifols Malaysia Sdn Bhd through a contract with the other shareholder and a pledge on its shares. As a consequence it has been fully consolidated.

Grifols (Thailand) Ltd. has two classes of shares and it grants the majority of voting rights to the class of shares held by the Group. As a consequence it has been fully consolidated.

Changes in associates and jointly controlled entities are detailed in note 10.

Changes in subsidiaries

In 2018:

•

On 28 December 2018, Grifols sold Biotest US Corporation and Haema AG to Scranton Enterprises B.V. for a global amount of US Dollars 538,014 thousand. Scranton is an existing shareholder of Grifols (see note 3(b)).

•

On 1 August 2018, Grifols, through its subsidiary Grifols Shared Services North America, Inc. has completed the acquisition of 100% of the shares in Biotest US Corporation for a price of US Dollars 286,454 thousand, after obtaining the consent of the US Federal Trade Commission (see note 3).

•

On 19 March 2018, Grifols entered into an agreement with Aton GmbH for the purchase of 100% of the shares of German based pharmaceutical company Haema AG, in exchange for a purchase price of Euros 220,191 thousand on a debt free basis. The closing of this transaction took place in June 2018 (see note 3).

•

On 26 January 2018, Grifols through its subsidiary Grifols Shared Services North America, Inc, suscribed a capital increase in the amount of US Dollars 98 million in the U.S company Goetech LLC, based in Denver, Colorado, trading as Medkeeper. As a result, Grifols holds a 54.76% interest in Medkeeper. Grifols and a majority position on the board of directors.

•

On 12 January 2018 the Group acquired the remaining 50% of the voting rights of Aigües Minerals de Vilajuïga, S.A. and consequently Grifols holds 100% of the voting rights for a total amount of Euros 550 thousand.

In 2017:

•	On 4 December 2017, Progenika Biopharma, S.A., transferred the total shares of Abyntek Biopharma, S.L. to a third party. No profit or loss was recognized on this transaction.
•

On 11 October 2017, Grifols Diagnostic Solutions, Inc. acquired an additional 0.98% interest in Progenika Biopharma, S.A. from its non-controlling interests for a total amount of Euros 644 thousand in the form of a cash payment. As a result, Grifols owed 90.23% of Progenika’s share capital at 31 December 2017.

•

On 24 July 2017, Grifols acquired an additional 40% interest in Kiro Grifols, S.L. for a purchase price of Euros 12.8 million. With this new acquisition, Grifols reached a 90% interest in equity of Kiro Grifols S.L. (see note 3(b)).

•	On 13 March 2017, Progenika Latina, S.A. de C.V., was wound up. The assets and liabilities of Progenika Latina. S.A. de C.V were integrated into Progenika Biopharma, S.A.
•

On 31 January 2017, Grifols closed the transaction for the asset purchase agreement to acquire Hologic’s business of NAT (Nucleic Acid Testing) donor screening unit, previously agreed on 14 December 2016, for a total amount of US Dollars 1,865 million (see note 3(a)).

•	On 5 January 2017, the Group incorporated a new company called Chiquito Acquisition Corp.
•	With effect as of 1 January 2017, Grifols Diagnostic Solutions, Inc. and Progenika, Inc. entered into a merger agreement. The surviving company was Grifols Diagnostic Solutions, Inc.

In 2016 Grifols incorporated the following companies:

•	PBS Acquisition Corp. (USA)
•	Grifols Diagnostics Equipment Taiwan Limited (Taiwan)
•	Grifols Innovation and New Technologies Limited (Ireland)
•

On 12 December 2016, the Group company Grifols Innovation and New Technologies Limited  subscribed to an increase in the share capital of VCN Biosciences, S.L. amounting to Euros 5 million. Following this capital increase, Grifols’ interest rose to 81.34% in 2016. Grifols subscribed to another capital increase on 16 November 2015 through the Group company Gri-Cel, S.A. for an amount of Euros 2,549 thousand (see note 3 (d)).

•	With effect as of 1 November 2016, Grifols Brasil, Lda. and Gri-Cei, S.A. Produtos para Trasfusao entered into a merger agreement. The surviving company was Grifols Brasil, Lda.
•

In August 2016 and July 2015 Araclon Biotech, S.L. carried out two share capital increases of Euros 6.7 million and Euros 6 million, respectively. After the latter capital increase Grifols’ interest rose to 73.22% (see note 15 (c)).

•

In July 2016 the Group acquired an additional 20% of the assets of Medion Diagnostics AG. in exchange for 59,951 treasury stocks (Class B Shares) from its non-controlling interests. After this acquisition, Grifols’ interest rose to 100%.

•

On 3 March, 2016 the Group executed the call option on 32.93% of the shares in Progenika Biopharma, S.A. for Euros 25 million following the exercise of call and put options agreed in February 2013. Grifols paid 50% of this investment in Grifols B shares (876,777 shares) and the remaining 50% in cash. The Group guaranteed the selling shareholders the option to repurchase the Class B shares during the first five days following the sale date. As a result of this transaction, Grifols owns 89.25% of Progenika Biopharma, S.A.'s share capital at 31 December 2016.

•	With effect as of 1 January 2016, Progenika Biopharma, S.A. and Brainco Biopharma, S.L. entered into a merger agreement. The surviving company was Progenika Biopharma, S.A.
(c)	Amendments to IFRS in 2018, 2017 and 2016

In accordance with IFRS, the following should be noted in connection with the scope of application of IFRS and the preparation of these consolidated Financial statements of the Group.

Effective date in 2016

Mandatory application for annual periods beginning on or after:
Standards		IASB effective date	EU effective date

IAS 16 IAS 38	Clarification of Acceptable Methods of Depreciation and Amortisation (issued on 12 May 2014)	1 January 2016	1 January 2016

IFRS 11	Accounting for Acquisitions of Interests in Joint Operations (issued on 6 May 2014)	1 January 2016	1 January 2016

IAS 27	Equity Method in Separate Financial Statements (issued on 12 August 2014)	1 January 2016	1 January 2016

Various	Annual Improvements to IFRSs 2012‑2014 cycle (issued on 25 September 2014)	1 January 2016	1 January 2016

IAS 1	Disclosure Initiative (issued on 18 December 2014)	1 January 2016	1 January 2016

Effective date in 2017

Mandatory application for annual periods beginning on or after:
Standards		IASB effective date	EU effective date

IAS 12	Recognition of Deferred Tax Assets for Unrealized Losses (issued on 19 January 2016)	1 January 2017	1 January 2017

IAS 7	Disclosure Initiative (issued on 29 January 2016)	1 January 2017	1 January 2017

Various	Annual improvements to IFRSs 2014 - 2016 cycle (issued on 8 December 2016) - IFRS 12	1 January 2017	1 January 2017

Effective date in 2018

Mandatory application for annual periods beginning on or after:
Standards		IASB effective date	EU effective date

IFRS 15	Revenue from contracts with Customers (issued on 28 May 2014)	1 January 2018	1 January 2018

IFRS 15	Clarification to IFRS15 Revenue from Contracts with Customers (issued on 12 April 2016)	1 January 2018	1 January 2018

IFRS 9	Financial instruments (issued on 24 July 2014)	1 January 2018	1 January 2018

IFRS 2	Classification and Measurement of Share-based Payment Transactions (issued on 20 June 2016)	1 January 2018	1 January 2018

IFRS 4 IFRS 9	Applying IFRS 9 Financial Instruments with IFRS 4 Insurance Contracts (issued on 12 September 2016)	1 January 2018	1 January 2018

IFRIC 22	IFRIC 22 Interpretation: Foreign currency translations and Advance Consideration (issued on 8 December 2016)	1 January 2018	1 January 2018

IAS 40	Amendments to IAS 40: Transfers of Investment Property (issued on 8 December 2016)	1 January 2018	1 January 2018

Various	Annual improvements to IFRSs 2014 - 2016 cycle (issued on 8 December 2016)	1 January 2018	1 January 2018

The application of these standards and interpretations has had some impacts on these consolidated Financial statements, which are detailed below:

IFRS 9 Financial Instruments

IFRS 9 Financial Instruments was applied on 1 January, 2018 without any restatements of the comparative figures relative for the prior year. The impacts of the first-time adoption, recognized directly in equity, are as follows:

•	Classification and measurement of financial assets:

In general terms, based on the analysis of the new classification based on the business model, the majority of financial assets have continued to be measured at amortized cost, the main exception being equity instruments, which are measured at fair value through profit or loss.

•	Impairment of financial assets:

For trade receivables the Group uses the simplified approach, estimating lifetime expected credit losses, while for all other financial assets the Group has used the general approach for calculating expected credit losses. In both cases, due to the customers' credit rating, as well as the internal classification systems currently in place for new customers, and considering that collection periods are mostly under 30 days, the adoption of IFRS 9 does not have a significant impact.

•	Modification or exchanges of financial liabilities that do not result in derecognition of liabilities

According to the IASB's interpretation published in October 2017, when a financial liability measured at amortized cost is modified or exchanged and does not result in the derecognition of the financial liability, a gain or loss should be recognized in profit or loss, calculated as the difference between the original contractual cash flows from the liability and the new modified cash flows, discounted at the original effective interest rate of the liability.

IFRS 9 must be applied retrospectively as of 1 January 2018, therefore any gains or losses from the modification of financial liabilities that arise from applying the new standard in years prior to 1 January 2018 have been recognized in reserves at that date and the comparative period has not been re-expressed. Grifols has retrospectively calculated the impact of adopting IFRS 9 on the refinancing of its senior debt and unsecured senior corporate notes in 2014 and 2017. As a result of these new calculations, the 2014 refinancing of both debts did not cause the derecognition of the respective liabilities, therefore generating an adjustment to profit and loss in that year. Considering the retroactive adjustment generated in 2014, the 2017 refinancing of senior debt did not result in the derecognition of the financial liability either. However, the refinancing of the unsecured senior corporate notes led to derecognition of the liability as it did not pass the new quantitative test. The adoption of IFRS 9 has entailed a positive impact on reserves of Euros 24,636 thousand.

Details of the impacts on reserves due to the application of IFRS 9 application are as follows:

	Thousand of Euros
			Impact
Senior Unsecured Noted	IAS 39	IFRS 9	01/01/2018

Total Debt	853,667	1,000,000	146,333
Deferred Expenses			(41,035)

Negative Impact in reserves			105,298

	Thousand of Euros
			Impact
Senior Secured Debt	IAS 39	IFRS 9	01/01/2018

Total Debt	3,375,157	3,226,244	(148,913)
Deferred Expenses			18,979

Positive impact in reserves			(129,934)

	Thousand of Euros
			Impact
Total Impact	IAS 39	IFRS 9	01/01/2018
Total Debt	4,228,824	4,226,244	(2,580)
Deferred Expenses			(22,056)

Positive impact in reserves			(24,636)

IFRS 15 Revenue from Contracts with Customers.

IFRS 15 provides a framework that replaces the previous guides on revenue recognition. According to the new criteria, a five-step model should be used to determine the timing and amounts of revenue recognition:

Step 1: Identify the contract.

Step 2: Identify the performance obligations in the contract.

Step 3: Determine the transaction price.

Step 4: Allocate the transaction price to the performance obligations in the contract.

Step 5: Recognize revenue.

This new model specifies that revenue should be recognized when (or as) control of the goods or services is transferred from an entity to customers, for the amount the entity expects to be entitled to receive. Depending on whether certain criteria are met, revenue is recognized over time, reflecting that the entity has satisfied the performance obligation, or at a point in time, when control of the goods or services is transferred to customers.

Based on the analysis and implementation at 1 January 2018, there has been no impact from adopting IFRS 15 Revenue from Contracts with Customers.

Standards issued but not effective in 2018

Mandatory application for annual periods beginning on or after:
Standards		IASB effective date	EU effective date
IFRS 16	Leases (Issued on 13 January 2016)	1 January 2019	1 January 2019
IFRIC 23	Uncertainty over Income Tax Treatments (issued on 7 June 2017)	1 January 2019	1 January 2019
IFRS 9	Amendment to IFRS 9: Prepayment Features with Negative Compensation (issued on 12 October 2017)	1 January 2019	1 January 2019
IAS 28	Amendment to IAS 28: Long-term interests in Associates and Joint Ventures (issued on 12 October 2017)	1 January 2019	pending
Various	Annual Improvements to IFRS Standards 2015-2017 Cycle (issued on 12 December 2017)	1 January 2019	pending
IFRS 17	Insurance Contracts (issued on 18 May 2017)	1 January 2021	pending
IAS 19	Amendment to IAS19: Plan Amendment, Curtailment or Settlemet (issued on 7 February 2018)	1 January 2019	pending
IFRS 3	Amendment to IFRS 3: Definition of a business (issued on 22 October 2018)	1 January 2020	pending
IAS 1 IAS 8	Amendments to IAS 1 and IAS 8: Definition of material (issued on 31 October 2018)	1 January 2020	pending
IFRS 1	Amendments to the Conceptual Framework for Financial Reporting (issued on 29 March 2018)	1 January 2020	pending

The application of these standards and interpretations, except for IFRS 16 "Leases", is not expected to have any significant impacts on the consolidated Financial statements.

IFRS 16 “Leases”

IFRS 16 brings in a single model for lease accounting by lessees in the statement of financial position. A lessee recognises a right-of-use asset representing its right to use the underlying asset and a lease liability representing its obligation to make lease payments. There are optional exemptions for short-term leases and leases of low value items. Lessor accounting remains similar to the current standard. Lessors continue to classify leases as finance or operating leases.

IFRS 16 replaces existing guidance on leases, including IAS 17 Leases, IFRIC 4 Determining whether an arrangement contains a lease, SIC-15 Operating leases-Incentives and SIC-27 Evaluating the substance of transactions involving the legal form of a lease.

IFRS 16 is mandatory for all financial years starting on or after 1 January 2019. It may be adopted in advance by companies that already use IFRS 15 Revenue from contracts with customers prior to the date of first-time application of IFRS 16. The Group will first-time adopt IFRS 16 on 1 January 2019 and is in the process of estimating the impact on the consolidated Financial statements. The main policies, estimates and criteria for the application of IFRS 16 are as follows:

•	Scope: this IFRS 16 evaluation considers all the contracts in which the Group acts as lessee, except for the contracts between Group companies and the cancelable contracts.
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Transition approach: The Group has opted to implement IFRS 16 using the modified retrospective approach, whereby the right-of-use asset is measured at an amount equal to the lease liability, adjusted by the amount of any prepaid or accrued lease payments relating to that lease recognized in the consolidated statement of financial position immediately before the date of initial application. When applying this modified retrospective approach, the Group does not re-express the comparative information.

•

Discount rates: For financial lease contracts, Grifols will discount lease payments using the implicit interest rate. For operating lease agreements, lease payments will be discounted using the incremental borrowing rate. The incremental borrowing rate is the rate of interest that a lessee would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a similar value to the right-of-use asset in a similar economic environment.

An incremental effective interest rate has been applied and varies from 2.07% to 8.18% depending on the geographical area and the term of the lease agreement at the date of initial application.

•

Lease term for each agreement: The term considered for the leases depends, fundamentally, on whether or not the lease contract contains a period of mandatory compliance, as well as unilateral termination and or renewal clauses that grant the Group the right to terminate early or to extend the agreements.

The Group leases several buildings, equipment and vehicles. Leases agreements are usually made for fixed periods, as shown below:

Average lease term
Real Estate and land	10 to 15 years
Donor centers	13 to 15 years
PC's and hardware	3 to 5 years
Machinery	4 to 5 years
Vehicles	3 to 5 years

The lease terms of the agreements are negotiated on an individual basis and contain a wide range of terms and conditions.

•

Accounting policies applied during transition: The Group has employed the following practical solutions when applying the simplified method to leases previously carried as operating leases under IAS 17 Leases:

•	Non-application of IFRS 16 to agreements that were not previously deemed to contain a lease under IAS 17 and IFRIC 4 “Determining whether an arrangement contains a lease”.
•	Exclusion of the initial direct costs from the measurement of the right-of-use asset on the date of first-time adoption.
•	Exclusion of leases that expire within 12 months as from the date of first-time adoption.
•	Exclusion of leases in which the underlying asset has a low value.
•

Estimated effect of adoption: At 1 January 2019, the Group has non-cancellable operating lease commitments of Euros 400,579 thousand for buildings and warehouses (see note 28). Of these commitments, approximately Euros 4,822 thousand of these commitments relate to short-term leases which will be recognized on a straight-line basis as expense in profit and loss. For the remaining lease commitments, the Group expects to recognise right-of-use assets of approximately Euros 648,345 thousand at 1 January, 2019 (after adjustments for prepayments, dismantling costs and accrued lease payments recognized as at 31 December 2018 by an amount of approximately Euros 16,898 thousand) and lease liabilities of Euros 664,948 thousand.

•

Total net assets will be approximately Euros 16,603 thousand lower, and net current assets will be Euros 43,318 thousand lower due to, mainly, the presentation of a portion of the liability as a current liability.

The Group expects net profit before tax to fall by approximately Euros 15,500 thousand in 2019 due to the adoption of the new Standard for the lease agreements for buildings and warehouses. EBITDA is expected to increase by approximately Euros 60,281 thousand, as the operating lease payments were included in EBITDA but the amortisation charges on right-of-use assets and interest on the lease liability are excluded from this measurement.

Operating cash flows will increase and cash flows from financing will decrease by approximately Euros 60,281 thousand, since the repayment of principal on the lease liabilities and interest will be classified as cash flows from financing activities.

In addition, Grifols has performed the reconciliation of lease liabilities for buildings and warehouses in relation to leases which had previously been classified as operating leases under IAS 17 (related to non-cancelable agreements and renewals) and lease liabilities under IFRS 16:

01/01/2019
Thousands of Euros
Operating lease commitments existing as at 31 December 2018	400,579
Periods covered by an option to extend the lease by the Group	579,261
Discounting using the Group's incremental borrowing rate	(311,116)
finance lease liabilities recognised as at 31 December 2018	1,395
Short-term leases recognised on a straight-line basis as expense	(4,822)
Others	(349)
Lease liability recognised as at 1 January 2019	664,948

The Group’s activities as a lessor are immaterial, and therefore the Group does not expect any significant impact on the consolidated Financial statements.